Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2009	$ (2,258,357)		$ 1,293		$ (7,722,640)	$ (3,306)	$ 5,466,296
Beginning Balance, Shares at Dec. 31, 2009			12,927,888
Change of share capital structure due to the cancellation of Bridge Loan	26,531,728	8,000	2,300	26,521,428
Change of share capital structure due to the cancellation of Bridge Loan, Shares		16,000,000	23,000,000
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan	(200)		(200)
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan, Shares			(2,000,000)
Issuance of common stock due to the convertible loan	634		634
Issuance of common stock due to the convertible loan, Shares			6,342,110
Issuance of common stock due to the convertible loan's placement fee	75		75
Issuance of common stock due to the convertible loan's placement fee, Shares			750,000
Foreign currency translation adjustment	1,424,965					1,424,965
Decrease in non-controlling interest due to disposal of subsidiaries	(6,806,203)				897,297	(897,297)	(6,806,203)
Gain on debt restructuring to related parties recognized as capital contribution	7,348,693			7,348,693
Net loss	(1,244,774)				(3,645,030)		2,400,256
Balance at Dec. 31, 2010	24,996,561	8,000	4,102	33,870,121	(10,470,373)	524,362	1,060,349
Balance, Shares at Dec. 31, 2010		16,000,000	41,019,998
Early redemption of preferred stock	(8,735,497)	(4,367)		(8,731,130)
Early redemption of preferred stock, Shares		(8,735,497)
Issuance of common stock due to the repayment of convertible loan	3,264,562		2,720	3,261,842
Issuance of common stock due to the repayment of convertible loan, Shares			27,204,680
Foreign currency translation adjustment	477,750					430,128	47,622
Cancellation of shares			(78,800)
Net loss	(14,181,510)				(14,161,445)		(20,065)
Issuance of common stock to settle dividend payable	299,282		1,496	297,786
Issuance of common stock to settle dividend payable, Shares			14,964,100
Balance at Dec. 31, 2011	6,121,148	3,633	8,318	28,698,619	(24,631,818)	954,490	1,087,906
Balance, Shares at Dec. 31, 2011		7,264,506	83,109,978
Early redemption of preferred stock	(1,575,000)	(787)		(1,574,213)
Early redemption of preferred stock, Shares		(1,575,000)
Foreign currency translation adjustment	23,623					7,667	15,956
Net loss	(4,426,093)				(4,405,304)		(20,789)
Balance at Dec. 31, 2012	$ 143,678	$ 2,846	$ 8,318	$ 27,124,406	$ (29,037,122)	$ 962,157	$ 1,083,073
Balance, Shares at Dec. 31, 2012		5,689,503	83,109,978